Long-term Borrowings, Excluding Current Portion (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Long-term Borrowings, Excluding Current Portion
Convertible Debt	¥ 1,128,004		¥ 1,185,249
Long-term loans	15,789		30,000
Less: current portion (Note 13)	(15,789)
Long-term borrowings, excluding current portion	¥ 1,128,004	$ 172,874	¥ 1,215,249